ACQUISITIONS - Schedule of purchase price allocations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (2,772)	$ (1,282)
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 10
Restricted cash			0
Trade receivables and other current assets			9
Property, plant and equipment			130
Financial instruments assets			0
Equity accounted investments			0
Other non-current assets			19
Accounts payable and accrued liabilities			(22)
Current portion of non-recourse borrowings			(4)
Financial instruments liabilities			0
Non-recourse borrowings			(45)
Deferred tax liabilities			0
Provisions			(2)
Other long-term liabilities			0
Fair value of net assets acquired			95
Non-controlling interests			0
Total fair value of net assets acquired including goodwill, net of non-controlling interests			95
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			88
Restricted cash			111
Trade receivables and other current assets			127
Property, plant and equipment			3,937
Financial instruments assets			38
Equity accounted investments			36
Other non-current assets			54
Accounts payable and accrued liabilities			(88)
Current portion of non-recourse borrowings			(187)
Financial instruments liabilities			(1,037)
Non-recourse borrowings			(905)
Deferred tax liabilities			(29)
Provisions			(219)
Other long-term liabilities			(130)
Fair value of net assets acquired			1,796
Non-controlling interests			(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$ 1,453		1,453
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			1
Restricted cash			0
Trade receivables and other current assets			4
Property, plant and equipment			40
Financial instruments assets			0
Equity accounted investments			0
Other non-current assets			5
Accounts payable and accrued liabilities			(2)
Current portion of non-recourse borrowings			(2)
Financial instruments liabilities			0
Non-recourse borrowings			(17)
Deferred tax liabilities			0
Provisions			0
Other long-term liabilities			(6)
Fair value of net assets acquired			23
Non-controlling interests			0
Total fair value of net assets acquired including goodwill, net of non-controlling interests			23
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			99
Restricted cash			111
Trade receivables and other current assets			140
Property, plant and equipment			4,107
Financial instruments assets			38
Equity accounted investments			36
Other non-current assets			78
Accounts payable and accrued liabilities			(112)
Current portion of non-recourse borrowings			(193)
Financial instruments liabilities			(1,037)
Non-recourse borrowings			(967)
Deferred tax liabilities			(29)
Provisions			(221)
Other long-term liabilities			(136)
Fair value of net assets acquired			1,914
Non-controlling interests			(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests			$ 1,571